Tower Obligations	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Tower Obligations
Note 8 - Tower Obligations

In 2012, we conveyed to Crown Castle International Corp. (“CCI”) the exclusive right to manage and operate approximately 7,100 T-Mobile-owned wireless communication tower sites (“CCI Tower Sites”) in exchange for net proceeds of $2.5 billion (“2012 Tower Transaction”). Rights to approximately 6,200 of the tower sites were transferred to CCI via a Master Prepaid Lease with site lease terms ranging from 23 to 37 years (“CCI Lease Sites”), while the remaining tower sites were sold to CCI (“CCI Sales Sites”). CCI has fixed-price purchase options for these towers totaling approximately $2.0 billion, based on the estimated fair market value at the end of the lease term. We lease back space at certain tower sites for an initial term of ten years, followed by optional renewals at customary terms.

In 2015, we conveyed to Phoenix Tower International (“PTI”) the exclusive right to manage and operate approximately 600 T-Mobile-owned wireless communication tower sites (“PTI Tower Sites”) in exchange for net proceeds of approximately $140 million (“2015 Tower Transaction”). As of December 31, 2017, rights to approximately 200 of the tower sites remain operated by PTI under a management agreement (“PTI Managed Sites”). We lease back space at certain tower sites for an initial term of ten years, followed by optional renewals at customary terms.

Assets and liabilities associated with the operation of certain of the tower sites were transferred to SPEs. Assets included ground lease agreements or deeds for the land on which the towers are situated, the towers themselves and existing subleasing agreements with other mobile network operator tenants, who lease space at the tower sites. Liabilities included the obligation to pay ground lease rentals, property taxes and other executory costs. Upon closing of the 2012 Tower Transaction, CCI acquired all of the equity interests in the SPEs containing CCI Sales Sites and an option to acquire the CCI Lease Sites at the end of their respective lease terms and entered into a master lease agreement under which we agreed to lease back space at certain of the tower sites. Upon closing of the 2015 Tower Transaction, PTI acquired all of the equity interests in the SPEs containing PTI Sales Sites and entered into a master lease agreement under which we agreed to lease back space at certain of the tower sites.

We determined the SPEs containing the CCI Lease Sites (“Lease Site SPEs”) are VIEs as the Company's equity investment lacks the power to direct the activities that most significantly impact the economic performance of the VIEs. These activities include managing tenants and underlying ground leases, performing repair and maintenance on the towers, the obligation to absorb expected losses and the right to receive the expected future residual returns from the purchase option to acquire the CCI Lease Sites. As we determined that we are not the primary beneficiary and do not have a controlling financial interest in the Lease Site SPEs, the balances and operating results of the Lease Site SPEs are not included in our consolidated financial statements.

Due to our continuing involvement with the tower sites, we determined that we were precluded from applying sale-leaseback accounting. We recorded long-term financial obligations in the amount of the net proceeds received and recognized interest on the tower obligations at a rate of approximately 8% for the 2012 Tower Transaction and 5% for the 2015 Tower Transaction using the effective interest method. The tower obligations are increased by interest expense and amortized through contractual leaseback payments made by us to CCI or PTI and through estimated future net cash flows generated and retained by CCI or PTI from operation of the tower sites. Our historical tower site asset costs continue to be reported in Property and equipment, net in our Consolidated Balance Sheets and are depreciated.

The following table summarizes the impacts to the Consolidated Balance Sheets:

(in millions)	December 31, 2017	December 31, 2016
Property and equipment, net	$402	$485
Long-term financial obligation	2,590	2,621

Future minimum payments related to the tower obligations are expected to be approximately $189 million in 2018, $379 million in total for 2019 and 2020, $381 million in total for 2021 and 2022 and $1.0 billion in total for years thereafter.

We are contingently liable for future ground lease payments through the remaining term of the CCI Lease Sites. These contingent obligations are not included in the above table as any amount due is contractually owed by CCI based on the subleasing arrangement. See Note 13 – Commitments and Contingencies for further information.